Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	38.85
Maximum Aggregate Offering Price	$ 233,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,191.11
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 cover an additional indeterminate number of shares of the registrant's common stock, $0.01 par value (the "Common Stock") that may be offered as a result of stock splits, stock dividends, or similar transactions relating to the shares covered by this Registration Statement on Form S-8. Estimated solely for purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on February 23, 2026, which were $40.10 and $37.59, respectively.